SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NON-CASH INVESTING AND FINANCING TRANSACTIONS [Abstract]
Operating lease right-of-use assets and leasehold land obtained in exchange for operating lease liabilities	$ 23,197	$ 4,492	$ 7,270
Operating lease right-of-use assets resulted from lease modification	0	646	0
Settlement of pre-existing debtor relationship in the business combination	10,061	2,607	0
Payment for purchase of mining rigs in form of cryptocurrencies	0	0	4,805
Lending made to related party in form of cryptocurrencies	0	0	150,025
Collection of lending from related party in form of cryptocurrencies	0	0	151,525
Purchase of wealth management products using cryptocurrencies	0	0	149,972
Redemption of wealth management products in form of cryptocurrencies	0	0	150,268
Liabilities assumed in connection with acquisition of property, plant and equipment and intangible assets	18,355	8,205	0
Prepayments realized as additions to property, plant and equipment	9,058	0	0
Transfer of inventory to mining rigs	16,655	0	0
Receivable on the proceeds from issuance of ordinary shares	0	23	0
Cancellation of repurchased treasury shares	2,604	0	0
Prepayment utilized for repurchase of ordinary share	309	0	0
Transaction cost-related liabilities assumed in connection with the issuance of the convertible senior notes	1,132	0	0
Issuance of senior secured notes, Class A ordinary shares and share options in connection with the Norway acquisition	17,952	0	0
Issuance of class A ordinary shares and share options in connection with the FreeChain acquisition	76,990	0	0
Issuance of Class A ordinary shares in connection with the extinguishment of convertible notes	$ 111,495	$ 0	$ 0